Derivative Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Market value settlement cash payments			$ 41,483
Notional amount	$ 305,727	$ 367,490
Derivative assets	$ 10,427	17,321
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative Asset, Noncurrent
Gain (loss) on derivative instruments	$ (6,894)	17,321	8,585
Cash payment of fair value remeasurement	10,208	137	(6,974)
Fair value gain (loss) on derivative instruments	3,314	$ 17,458	$ 1,611
Derivative Liability	$ 0